Document and Entity Information	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2026
Securities Act File Number	001-42444
Entity Registrant Name	YSX Tech Co., Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 102, Building 1, No. 22, Huazhou Road
Entity Address, Address Line Two	Haizhu District, Guangzhou,
Entity Address, City or Town	Guangdong
Entity Address, Country	CN
Title of 12(b) Security	Class A ordinary shares
Trading Symbol	YSXT
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Central Index Key	0001993463
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Simon & Edward, LLP
Auditor Location	Rowland Heights, California
Auditor Firm ID	2485
Business Contact
Document Information [Line Items]
Contact Personnel Name	Jie Xiao
City Area Code	86
Local Phone Number	13535383338
Contact Personnel Email Address	xiaojie@ysxnet.com
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	26,705,175
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,177,325